ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) ¥ in Thousands	May 10, 2019 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	May 10, 2019 $ / shares
Summary of Organization and Principal Activities [Line Items]
Stock issued equivalent common stock shares | shares	16,100,000
IPO Expenses Capitalization | ¥	¥ 234,354
American Depositary Share [Member]
Summary of Organization and Principal Activities [Line Items]
Shares issued in initial public offering ("IPO") (in shares) | shares	4,025,000
Shares issued, price per share | $ / shares			$ 10.50
Shanghai Caiyin Asset Management Co Ltd
Summary of Organization and Principal Activities [Line Items]
Guarantee liability | ¥		¥ 2,900,000